As filed with the Securities and Exchange Commission on April 1, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2010

Date of reporting period:  January 31, 2010

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.10%
	Aerospace & Defense - 2.46%
1,400	Northrop Grumman Corp.	$79,240
	Air Freight & Logistics - 1.95%
800	FedEx Corp.	62,680
	Beverages - 2.02%
1,200	The Coca-Cola Co.	65,100
	Chemicals - 2.64%
1,500	BASF AG - ADR	85,125
	Commercial Banks - 1.74%
3,700	Bank of America Corp.	56,166
	Commercial Services - Finance - 2.40%
2,700	Interactive Data Corp.	77,301
	Construction & Engineering - 1.97%
700	Fluor Corp.	31,738
1,700	KBR, Inc.	31,841
		63,579
	Diversified Financial Services - 2.95%
9,900	Citigroup Inc.	32,868
1,600	JPMorgan Chase & Co.	62,304
		95,172
	Electric Utilities - 7.45%
2,200	Alliant Energy Corp.	68,640
2,900	American Electric Power Co., Inc.	100,485
700	Exelon Corp.	31,934
800	FPL Group, Inc.	39,008
		240,067
	Electronic Equipment, Instruments & Components - 1.55%
2,000	Tyco Electronics Ltd.	49,760
	Food & Staples Retailing - 2.65%
1,600	Wal-Mart Stores, Inc.	85,488
	Food Products - 2.69%
1,500	ConAgra Foods, Inc.	34,110
3,800	Tyson Foods, Inc. - Class A	52,516
		86,626
	Home Improvement Stores - 2.09%
2,400	Home Depot, Inc.	67,224
	Insurance - 13.05%
44,600	Conseco, Inc. (a)	212,296
12,400	XL Capital Ltd. - Class A	207,948
		420,244
	Internet & Catalog Retail - 1.93%
2,700	eBay Inc. (a)	62,154
	Land Subdividers & Developers, Except Cemeteries - 2.93%
7,900	MI Developments, Inc. - Class A	94,405
	Machinery - 1.12%
400	Flowserve Corp.	36,068
	Metals & Mining - 2.19%
2,800	Alcoa Inc.	35,644
1,300	Carpenter Technology Corp.	34,840
		70,484
	Oil & Gas - 3.44%
2,000	Royal Dutch Shell PLC - ADR	110,780
	Personal Products - 2.49%
1,800	NBTY, Inc. (a)	80,154
	Pharmaceuticals - 10.05%
2,500	Merck & Co., Inc.	95,450
7,100	Pfizer, Inc.	132,486
2,500	Watson Pharmaceuticals, Inc. (a)	95,925
		323,861
	Real Estate - 1.93%
13,525	CapLease, Inc.	62,080
	Residential Construction - 1.97%
5,200	Lennar Corp. - Class B	63,388
	Software - 15.64%
12,300	CA Inc.	271,092
4,900	Microsoft Corp.	138,082
4,100	Oracle Corp.	94,546
		503,720
	Tobacco - 4.80%
3,400	Philip Morris International, Inc.	154,734
	TOTAL COMMON STOCKS (Cost $2,915,398)	3,095,600

	SHORT-TERM INVESTMENTS - 5.28%
84,990	SEI Daily Income Treasury Fund - Class B, 0.04% (b)	84,990
84,990	SEI Daily Income Trust Government Fund - Class B, 0.04% (b)	84,990
	TOTAL SHORT-TERM INVESTMENTS (Cost $169,980)	169,980

	Total Investments in Securities (Cost $3,085,378) - 101.38%	3,265,580
	Liabilities in Excess of Other Assets - (1.38)%	(44,490)
	NET ASSETS - 100.00%	$3,221,090

	ADR - American Depositary Receipt
	(a) Non-income producing security.
	(b) Rate shown is the 7-day yield as of January 31, 2010.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

Cost of investments	$3,208,276

Gross unrealized appreciation	$454,094
Gross unrealized depreciation	(396,790)
Net unrealized appreciation	$57,304

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$207,913	$—	$—	$207,913
Consumer Staples	472,102	—	—	472,102
Energy	110,780	—	—	110,780
Financials	728,067	—	—	728,067
Health Care	323,861	—	—	323,861
Industrials	241,567	—	—	241,567
Information Technology	615,634	—	—	615,634
Materials	155,609	—	—	155,609
Utilities	240,067	—	—	240,067
Total Equity	3,095,600	—	—	3,095,600
Short-Term Investments	169,980	—	—	169,980
Total Investments in Securities	$3,265,580	$—	$—	$3,265,580

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.04%
	Building Products - 0.86%
2,700	Griffon Corp. (a)	$31,887
	Capital Markets - 2.39%
5,428	Virtus Investment Partners, Inc. (a)	88,856
	Commercial Services - Finance - 2.31%
3,000	Interactive Data Corp.	85,890
	Construction & Engineering - 5.26%
13,765	Argan, Inc. (a) (d)	195,463
	Consumer Finance - 9.06%
11,100	EZcorp, Inc. - Class A (a)	201,576
8,100	Nelnet, Inc. - Class A (a)	135,189
		336,765
	Containers & Packaging - 2.98%
15,800	UFP Technologies, Inc. (a)	110,600
	Electric Utilities - 4.10%
3,700	Alliant Energy Corp.	115,440
1,900	Portland General Electric Company	37,050
		152,490
	Energy Equipment & Services - 1.23%
6,550	Global Industries, Ltd. (a)	45,653
	Food Products - 5.52%
2,900	Imperial Sugar Company	47,531
35,700	Overhill Farms, Inc. (a)	157,437
		204,968
	Health Care Providers & Services - 1.30%
8,700	Tenet Healthcare Corp. (a)	48,198
	Hotels, Restaurants & Leisure - 11.29%
16,400	Boston Pizza Royalties Income Fund (b)	192,337
3,800	Famous Dave's of America, Inc. (a)	23,750
10,900	Interval Leisure Group, Inc. (a)	138,648
10,500	Second Cup Royalty Income Fund Unit (b)	64,615
		419,350
	Insurance - 12.84%
60,400	Conseco, Inc. (a)	287,504
11,300	XL Capital Ltd. - Class A	189,501
		477,005
	Internet & Catalog Retail - 0.89%
16,600	Bidz.com, Inc. (a)	33,200
	Internet Software & Services - 1.03%
25,513	LiveDeal, Inc. (a) (d)	38,270
	IT Services - 3.03%
14,600	infoGROUP, Inc. (a)	112,566
	Land Subdividers & Developers, Except Cemeteries - 4.31%
13,400	MI Developments, Inc. - Class A	160,130
	Machinery - 4.95%
8,500	Armtec Infrastructure Trust Unit (b)	184,031
	Media - 2.17%
18,200	Global Traffic Network, Inc. (a)	80,808
	Metals & Mining - 2.93%
3,500	A. M. Castle & Co.	33,950
2,800	Carpenter Technology Corp.	75,040
		108,990
	Paper & Forest Products - 2.14%
8,600	Kapstone Paper and Packaging Corp. (a)	79,464
	Personal Products - 2.76%
2,300	NBTY, Inc. (a)	102,419
	Pharmaceuticals - 2.99%
2,900	Watson Pharmaceuticals, Inc. (a)	111,273
	Real Estate - 5.15%
41,700	CapLease, Inc.	191,403
	Residential Construction - 2.92%
8,900	Lennar Corp. - Class B	108,491
	Specialty Retail - 1.13%
2,100	Rent-A-Center, Inc. (a)	42,000
	Textiles, Apparel & Luxury Goods - 1.50%
17,457	Crown Crafts, Inc. (a) (d)	46,261
2,720	Hampshire Group, Ltd. (a)	9,520
		55,781
	TOTAL COMMON STOCKS (Cost $3,234,235)	3,605,951

	SHORT-TERM INVESTMENTS - 6.05%
112,310	SEI Daily Income Treasury Fund - Class B, 0.04% (c)	112,310
112,310	SEI Daily Income Trust Government Fund - Class B, 0.04% (c)	112,310
	TOTAL SHORT-TERM INVESTMENTS (Cost $224,620)	224,620

	Total Investments in Securities (Cost $3,458,855) - 103.09%	3,830,571
	Liabilities in Excess of Other Assets - (3.09)%	(114,743)
	NET ASSETS - 100.00%	$3,715,828

(a) Non-income producing security.
(b) Foreign issued security.
(c) Rate shown is the 7-day yield as of January 31, 2010.
(d) Security is considered illiquid. As of January 31, 2010, the value of these investments was $279,994 or 7.54% of net assets.

		Dates
Security	Shares	Acquired	Cost Basis
Argan, Inc.	13,765	11/07-12/09	$167,282
Crown Crafts, Inc.	17,457	6/07-8/09	$64,171
LiveDeal, Inc.	25,513	6/07-7/08	$116,259

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

Cost of investments	$3,519,124

Gross unrealized appreciation	$826,221
Gross unrealized depreciation	(514,774)
Net unrealized appreciation	$311,447

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$825,520	$—	$—	$825,520
Consumer Staples	307,387	—	—	307,387
Energy	45,654	—	—	45,654
Financials	1,254,159	—	—	1,254,159
Health Care	159,471	—	—	159,471
Industrials	411,381	—	—	411,381
Information Technology	150,835	—	—	150,835
Materials	299,054	—	—	299,054
Utilities	152,490	—	—	152,490
Total Equity	3,605,951	—	—	3,605,951
Short-Term Investments	224,620	—	—	224,620
Total Investments in Securities	$3,830,571	$—	$—	$3,830,571

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    3/16/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    3/16/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    3/16/2010

* Print the name and title of each signing officer under his or her signature.